Net Finance Cost - Summary of Net Finance Costs (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Unwinding of discount	€ (21)	€ (6)
Finance costs	(728)	(821)	€ (718)
Brazil [Member]
Statement [Line Items]
Interest on tax settlement	90	70
India [Member]
Statement [Line Items]
Interest on corporate income tax refund	27
Changes In Functional Currency
Statement [Line Items]
Finance costs	€ 0	€ (40)